Schedule of investments
Delaware Ivy VIP Global Growth
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.57%Δ
Austria − 1.23%
Mondi	91,380	$ 1,609,504
		1,609,504
Brazil − 1.43%
Banco do Brasil	164,483	1,858,854
		1,858,854
Canada − 1.33%
Canadian Natural Resources	22,643	1,728,114
		1,728,114
China − 1.27%
China Mengniu Dairy	769,000	1,650,615
		1,650,615
Denmark − 1.41%
Genmab †	6,110	1,831,953
		1,831,953
France − 7.96%
Airbus	15,783	2,906,933
BNP Paribas	29,237	2,077,379
LVMH Moet Hennessy Louis Vuitton	2,203	1,981,460
Thales	10,669	1,819,195
Vinci	12,333	1,580,156
		10,365,123
Germany − 2.85%
Deutsche Telekom	88,206	2,141,124
Siemens	8,267	1,578,280
		3,719,404
India − 3.48%
ICICI Bank	178,958	2,345,910
NTPC	544,123	2,190,780
		4,536,690
Italy − 1.60%
Ferrari	4,781	2,083,825
		2,083,825
Japan − 3.61%
Asahi Group Holdings	36,400	1,333,080
ITOCHU	35,300	1,507,327
Mitsubishi UFJ Financial Group	184,400	1,869,824
		4,710,231
Netherlands − 2.16%
Adyen 144A #, †	1,026	1,735,619
Shell	32,252	1,077,082
		2,812,701
Republic of Korea − 1.08%
KB Financial Group	26,941	1,406,836
		1,406,836
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore − 0.52%
Sea ADR †	12,711	$ 682,708
		682,708
Taiwan − 2.86%
Taiwan Semiconductor Manufacturing	155,000	3,724,436
		3,724,436
United Kingdom − 1.40%
AstraZeneca	13,547	1,825,761
		1,825,761
United States − 64.38%
Alphabet Class A †	31,611	4,771,048
Amazon.com †	24,045	4,337,237
Aon Class A	4,453	1,486,055
Apple	18,640	3,196,387
Biogen †	2,471	532,822
Blue Owl Capital	85,016	1,603,402
Casey's General Stores	6,668	2,123,425
Coca-Cola	30,718	1,879,327
ConocoPhillips	14,716	1,873,052
CSX	50,760	1,881,673
Danaher	6,297	1,572,487
Darden Restaurants	11,563	1,932,755
Discover Financial Services	12,253	1,606,246
DraftKings Class A †	14,702	667,618
Eli Lilly & Co.	3,786	2,945,357
Home Depot	4,992	1,914,931
Howmet Aerospace	33,727	2,307,939
Ingersoll Rand	24,036	2,282,218
Intercontinental Exchange	13,387	1,839,775
Intuit	3,512	2,282,800
KLA	4,116	2,875,314
Lam Research	2,006	1,948,969
Mastercard Class A	6,395	3,079,640
Meta Platforms Class A	4,056	1,969,512
Microchip Technology	24,464	2,194,665
Microsoft	17,555	7,385,740
Netflix †	3,191	1,937,990
NVIDIA	4,860	4,391,302
Pinterest Class A †	35,299	1,223,816
Procter & Gamble	13,510	2,191,998
Salesforce	10,712	3,226,240
Schlumberger	20,070	1,100,037
Synopsys †	2,419	1,382,459
Thermo Fisher Scientific	2,669	1,551,249
UnitedHealth Group	4,195	2,075,267
NQ- IV096 [0324] 0524 (3566347)    1

Schedule of investments
Delaware Ivy VIP Global Growth   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Vertex Pharmaceuticals †	5,490	$ 2,294,875
		83,865,627
Total Common Stocks (cost $91,530,546)		128,412,382

Preferred Stock – 0.72%Δ
Brazil − 0.72%
Petroleo Brasileiro 8.44% ω	125,551	938,741
Total Preferred Stock (cost $763,125)		938,741

Total Value of Securities−99.29% (cost $92,293,671)		129,351,123
Receivables and Other Assets Net of Liabilities — 0.71%		919,536
Net Assets Applicable to 37,025,532 Shares Outstanding — 100.00%	$130,270,659

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $1,735,619, which represents 1.33% of the Portfolio’s net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV096 [0324] 0524 (3566347)